Business acquisitions (Summary of proforma information) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Business Combinations [Abstract]
Seadrill Partners LLC as reported - Total Revenues	$ 417.2	$ 346.3	$ 817.9	$ 621.6
Supplemental pro forma combined entity - Total Revenues			927.6	716.7
Seadrill Partners LLC as reported - Net Income	192.5	94.3	263.4	138.1
Supplemental pro forma combined entity - Net Income			308.8	166.9
Seadrill Partners LLC as reported - Net income attributable to Seadrill Partners LLC members	$ 101.3	$ 31.2	139.5	51.0
Supplemental pro forma combined entity - Net income attributable to Seadrill Partners LLC members			$ 165.8	$ 67.7